Income Taxes - Effective Consolidated Income Tax Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Earnings before income tax	$ 1,449	$ 770	$ 954
Income tax	$ (1,250)	$ (209)	$ (137)
Effective consolidated income tax expense rate	86.30%	27.10%	14.40%